OPERATING EXPENSES	12 Months Ended
Dec. 31, 2023
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 24 – OPERATING EXPENSES

Operating expenses disclosed by nature of expense amounted to $2,184,166 million, $3,189,197 million and $2,597,949 million for the years ended December 31, 2023, 2022 and 2021, respectively. The main components of the operating expenses are the following:

	Years ended December 31,
	2023	2022	2021
Employee benefit expenses and severance payments	Profit (loss)
Salaries, social security expenses and benefits	(476,011)	(489,729)	(506,081)
Severance indemnities	(28,089)	(67,800)	(39,539)
Other employee expenses	(10,362)	(11,301)	(11,379)
	(514,462)	(568,830)	(556,999)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(134,176)	(143,861)	(172,953)
Fees for services	(122,864)	(129,530)	(123,504)
Directors and Supervisory Committee’s fees	(1,677)	(2,068)	(3,391)
	(258,717)	(275,459)	(299,848)

Taxes and fees with the Regulatory Authority
Turnover tax	(78,175)	(83,962)	(95,923)
Regulatory Entity Fees	(39,041)	(43,541)	(47,698)
Municipal taxes	(20,925)	(23,866)	(27,441)
Other taxes and fees	(20,048)	(22,991)	(27,557)
	(158,189)	(174,360)	(198,619)
Cost of equipment
Inventory balance at the beginning of the year	(21,605)	(20,858)	(36,404)
Plus:
Purchases	(133,824)	(117,503)	(119,827)
Others	11,455	9,196	8,222
Less:
Inventory balance at the end of the year	32,896	21,605	20,858
	(111,078)	(107,560)	(127,151)
Other operating expenses	Profit (loss)
Legal Claims and contingent liabilities	(21,554)	(37,033)	(47,898)
Rentals and internet capacity	(12,037)	(12,955)	(16,688)
Energy, water and other services	(38,881)	(41,128)	(42,407)
Postage, freight and travel expenses	(15,104)	(15,981)	(15,692)
Other	(7,464)	(6,402)	(5,805)
	(95,040)	(113,499)	(128,490)
Depreciation, amortization and impairment of Fixed Assets
Depreciation of PP&E	(544,533)	(619,041)	(657,448)
Amortization of intangible assets	(87,908)	(89,215)	(94,375)
Amortization of Rights of use assets	(71,706)	(67,728)	(62,661)
Impairment of Fixed Assets (*)	(314)	(766,483)	(7,788)
	(704,461)	(1,542,467)	(822,272)

(*)In 2022 includes $759,523 million corresponding to the impairment of goodwill of the CGU Telecom.

Operating expenses, disclosed per function are as follows:

	Operating	Administration	Commerciali-	Other	Total	Total	Total
Concept	costs	costs	zation costs	expenses	12.31.2023	12.31.2022	12.31.2021
Employee benefit expenses and severance payments	(278,403)	(112,373)	(123,686)	—	(514,462)	(568,830)	(556,999)
Interconnection costs and other telecommunication charges	(60,793)	—	—	—	(60,793)	(69,927)	(92,578)
Fees for services, maintenance, materials and supplies	(111,771)	(42,234)	(104,712)	—	(258,717)	(275,459)	(299,848)
Taxes and fees with the Regulatory Authority	(155,996)	(571)	(1,622)	—	(158,189)	(174,360)	(198,619)
Commissions and advertising	—	—	(120,602)	—	(120,602)	(137,536)	(147,962)
Cost of equipment	(111,078)	—	—	—	(111,078)	(107,560)	(127,151)
Programming and content costs	(116,172)	—	—	—	(116,172)	(142,441)	(175,606)
Bad debt expenses	—	—	(44,652)	—	(44,652)	(57,118)	(48,424)
Other operating expenses	(57,055)	(10,472)	(27,513)	—	(95,040)	(113,499)	(128,490)
Depreciation, amortization and impairment of Fixed Assets	(550,034)	(100,798)	(53,315)	(314)	(704,461)	(1,542,467)	(822,272)
Total as of 12.31.2023	(1,441,302)	(266,448)	(476,102)	(314)	(2,184,166)
Total as of 12.31.2022	(1,588,132)	(299,123)	(535,459)	(766,483)		(3,189,197)
Total as of 12.31.2021	(1,780,112)	(251,138)	(558,911)	(7,788)			(2,597,949)

Other leases

Future minimum lease payments of non-cancellable other lease agreements of Telecom and its subsidiaries as of December 31, 2023, 2022 and 2021 in currency on the transaction date are as follows:

	Less than		More than 5
	1 year	1‑5 years	years	Total
2023	1,765	3,858	1,483	7,106
2022	2,033	414	—	2,447
2021	2,644	863	—	3,507

Further information is provided in Note 3.k).